PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

5.	PROPERTY AND EQUIPMENT, NET

Table 5: Details of Property and Equipment, Net
	As of December 31,
	2025			2024
	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount
Equipment	$-	$-	$-	$125,546	$(121,869)	$3,677
Furniture and fixtures	-	-	-	26,339	(19,396)	6,943
Leasehold improvements	-	-	-	62,721	(62,721)	-
Capital lease	-	-	-	23,004	(19,897)	3,107
Software	-	-	-	13,500	(6,906)	6,594
Property and equipment, net	$-	$-	$-	$251,110	$(230,789)	$20,321

During the year ended December 31, 2025 and 2024, the Company recorded immaterial amounts of depreciation expense in cost of revenue and selling, general and administrative expenses. Additionally, during the third quarter of 2025, as part of the annual review of property and equipment, the Company disposed of all assets categorized as property and equipment, which were fully depreciated already or had an immaterial acceleration of depreciation and amortization.